SHAREHOLDERS' (DEFICIT) EQUITY (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended		3 Months Ended	12 Months Ended
	Jul. 31, 2024	Jan. 31, 2023	Mar. 31, 2022	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 20, 2024	May 03, 2024	Mar. 31, 2023	Dec. 31, 2021	Dec. 15, 2021
Class of Stock [Line Items]
Authorized common stock (in shares)				500,000,000	500,000,000				500,000,000	250,000,000
Common stock par value (in dollars per share)				$ 0.0001	$ 0.0001				$ 0.0001
Common stock in treasury (in shares)				411,996	411,952
Stock repurchased authorized amount											$ 10,000
Stock repurchase authorized (in shares)											1,250,000
Repurchase of common stock (in shares)		284,623	3,734,992
Repurchase and retirement stock (in shares)		136,118	2,541,245
Repurchase and retirement of common stock			$ 3,000			$ 278
Repurchase of common stock		$ 500
Proceeds from sale of ordinary shares				$ 5,878	$ 15,000
Proceeds from issuance of ordinary share				$ 5,878	$ 15,000
Market offering 2024
Class of Stock [Line Items]
Offer or sale of Aggregate price							$ 200,000	$ 50,000
Open Market Sale Agreement
Class of Stock [Line Items]
Additional shares of common stock purchase				4,053,836
Proceeds from sale of ordinary shares				$ 5,700
Offer or sale of Aggregate price								$ 50,000
Underwriter's sales commission				$ 200
2024 PIPE transaction
Class of Stock [Line Items]
Shares issued	1,020,000
Share issued price	$ 5
Exercise price	$ 0.0001
Proceeds from issuance of ordinary share	$ 15,000
2024 PIPE transaction | Prefunded warrants
Class of Stock [Line Items]
Issuance price	$ 4.9999
Warrants outstanding, exercise price	$ 0.0001
Maximum | 2024 PIPE transaction | Prefunded warrants
Class of Stock [Line Items]
Number of warrants issued	1,980,000